Cover	Jan. 18, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 18, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-41591
Entity Registrant Name	Skyward Specialty Insurance Group, Inc.
Entity Central Index Key	0001519449
Entity Tax Identification Number	14-1957288
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	800 Gessner Road
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77024-4284
City Area Code	713
Local Phone Number	935-4800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	SKWD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false